Debentures (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of debentures [Abstract]
Schedule of Debentures
Composed as follows:

	December 31, 2017		December 31, 2016
	Face value	Carrying amount	Face value	Carrying amount
	€ in thousands		€ in thousands
Debentures	58,623	57,631	34,687	33,790
Less current maturities	4,825	4,644	4,955	4,744
Total long-term debentures	53,798	52,987	29,732	29,046

Schedule of Aggregate Annual Maturities of Debentures
The aggregate annual maturities are as follows:

	December 31	December 31
	2017	2016
	€ in thousands
Second year	8,977	4,769
Third year	9,084	4,796
Fourth year	9,129	4,822
Fifth year	9,171	4,854
Sixth year and thereafter	16,626	9,821

Long-term loans	52,987	29,062
Current maturities	4,644	4,744
	57,631	33,806